PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Property And Equipment Details Narrative
Depreciation and amortization expense	$ 386	$ 1,947